UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03421

Exact name of registrant as specified in charter:	The Prudential Variable Contract Account-10

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2011

Date of reporting period:	3/31/2011

Item 1.  Schedule of Investments

VCA-10

Schedule Of Investments

As of March 31, 2011 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.5%
COMMON STOCKS — 99.1%
Aerospace & Defense — 2.3%
Lockheed Martin Corp.	23,899	$1,921,480
Raytheon Co.	50,827	2,585,569

		4,507,049

Auto Components — 1.9%
Lear Corp.	75,088	3,669,551

Capital Markets — 4.8%
Bank of New York Mellon Corp. (The)	116,901	3,491,833
Goldman Sachs Group, Inc. (The)	18,089	2,866,564
Morgan Stanley	107,299	2,931,409

		9,289,806

Chemicals — 4.7%
Dow Chemical Co. (The)	75,947	2,866,999
El du Pont de Nemours & Co.	50,458	2,773,676
Monsanto Co.	49,112	3,548,833

		9,189,508

Commercial Banks — 2.2%
Wells Fargo & Co.	132,056	4,186,175

Communications Equipment — 2.4%
Juniper Networks, Inc.(a)	58,455	2,459,786
Motorola Mobility Holdings, Inc.(a)	90,851	2,216,764

		4,676,550

Computers & Peripherals — 4.1%
Apple, Inc.(a)	8,128	2,832,202
EMC Corp.(a)	101,705	2,700,268
Hewlett-Packard Co.	57,118	2,340,124

		7,872,594

Consumer Finance — 1.4%
American Express Co.	58,867	2,660,788

Diversified Consumer Services — 1.4%
H & R Block, Inc.	163,188	2,731,767

Diversified Financial Services — 3.4%
JPMorgan Chase & Co.	93,738	4,321,322
Moody’s Corp.	65,774	2,230,396

		6,551,718

Electronic Equipment & Instruments — 1.8%
Flextronics International, Ltd.(a)	469,712	3,508,749

Energy Equipment & Services — 2.7%
Halliburton Co.	53,407	2,661,805
National Oilwell Varco, Inc.	33,541	2,658,795

		5,320,600

Food & Staples Retailing — 3.3%
CVS Caremark Corp.	111,903	3,840,511
Wal-Mart Stores, Inc.	47,589	2,477,007

		6,317,518

Food Products — 6.4%
Bunge, Ltd.	57,414	4,152,755
Kraft Foods, Inc.	90,033	2,823,435
Smithfield Foods, Inc.(a)	119,756	2,881,329
Tyson Foods, Inc. Cl. A	134,867	2,588,098

		12,445,617

Health Care Providers & Services — 1.5%
Express Scripts, Inc. Cl. A(a)	51,672	2,873,480

Hotels, Restaurants & Leisure — 1.4%
International Game Technology	165,803	2,690,983

Independent Power Producers & Energy Traders — 1.6%
Calpine Corp.(a)	189,550	3,008,158

Insurance — 2.4%
Arch Capital Group, Ltd.(a)	22,108	2,192,893
MetLife, Inc.	56,676	2,535,117

		4,728,010

Internet Software & Services — 4.8%
Baidu, Inc.(a)ADR (China)	23,702	3,266,373
Google, Inc. Cl. A(a)	6,057	3,550,674
IAC/InterActiveCorp.(a)	78,089	2,412,169

		9,229,216

Machinery — 1.7%
Ingersoll-Rand PLC	67,606	3,266,046

Media — 7.2%
Comcast Corp.	170,626	4,217,875
Liberty Global, Inc. Ser. C(a)	72,209	2,887,638
Viacom, Inc.	85,996	4,000,534
Walt Disney Co. (The)	67,036	2,888,581

		13,994,628

Metals & Mining — 4.0%
Freeport-McMoRan Copper & Gold, Inc.	57,270	3,181,348
Goldcorp, Inc.	38,332	1,908,934
Kinross Gold Corp.	163,324	2,572,353

		7,662,635

Multi-Utilities — 1.4%
National Grid PLC ADR (United Kingdom)	57,767	2,775,127

Oil, Gas & Consumable Fuels — 15.2%
Anadarko Petroleum Corp.	49,540	4,058,317
Apache Corp.	23,089	3,022,812
Hess Corp.	24,505	2,088,071
Marathon Oil Corp.	56,783	3,027,102
Noble Energy, Inc.	37,608	3,634,813
Occidental Petroleum Corp.	38,632	4,036,658
Suncor Energy, Inc.	77,236	3,463,262
Trident Resources Corp., Private Placement (original cost $1,639,692)(a)(b)(c)	4,067	2,651,188
Williams Cos, Inc. (The)	111,832	3,486,922

		29,469,145

Pharmaceuticals — 4.2%
Pfizer, Inc.	141,053	2,864,786
Shire PLC ADR (Ireland)	24,172	2,105,381
Teva Pharmaceutical Industries Ltd. ADR (Israel)	61,803	3,100,657

		8,070,824

Road & Rail — 1.4%
CSX Corp.	33,793	2,656,130

Software — 7.6%
CA, Inc.	157,457	3,807,310
Oracle Corp.	87,590	2,922,878
Salesforce.com, Inc.(a)	17,956	2,398,562
Symantec Corp.(a)	151,075	2,800,931
VMware, Inc. Cl. A(a)	34,500	2,813,130

		14,742,811

Specialty Retail — 0.7%
Staples, Inc.	73,376	1,424,962

Wireless Telecommunication Services — 1.2%
NII Holdings, Inc.(a)	55,277	2,303,393

TOTAL COMMON STOCKS
(Cost:$145,986,032)		$191,823,538

	Units
RIGHT(f)
Oil, Gas & Consumable Fuels
Trident Resources Corp.,	1,512	—

Private Placement, expiring 6/30/15(a)(b)(c) (Cost: $0)
TOTAL LONG-TERM INVESTMENTS
(Cost: $145,986,032)		$191,823,538

	Shares
SHORT-TERM INVESTMENTS — 0.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2- Prudential Core Taxable Money Market Fund(e) (Cost: $742,709)	742,709	742,709

TOTAL INVESTMENTS(d) — 99.5%
(Cost: $146,728,741)		$192,566,247
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.5%		985,590

NET ASSETS — 100%		$193,551,837

(a)	Non-income producing security.
(b)	Indicates an illiquid security.
(c)	Indicates a security restricted to resale. The aggregate cost of such securities is $1,639,692. The aggregate value of $2,651,188 is approximately 1.4% of net assets.
(d)	As of March 31, 2011, two securities valued at $2,651,188 and representing 1.4% of the total market value of the portfolio were fair valued in accordance with the policies adopted by the Committee Members.
(e)	Prudential Investments LLC, the Manager of the Fund, also serves as Manager of the Prudential Investment Portfolios 2—Prudential Core Taxable Money Market Fund.
(f)	The amount represents fair value of derivative instruments subject to equity contracts risk exposure as of March 31, 2011.

ADR American Depository Receipt

Various inputs are used in determining the value of the Account’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, options and futures traded in active markets for identical securities, and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs ( including, but not limited to quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs valued in accordance with Committee approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such Account securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks	$189,172,350	$—	$2,651,188
Right	—	—	—
Affiliated Mutual Funds	742,709	—	—

Total	$189,915,059	$—	$2,651,188

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stock
Balance as of 12/31/2010	$2,265,850
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	385,338
Purchases	—
Sales	—
Accrued discount/premium	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 3/31/2011	$2,651,188

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadviser; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the funds’ normal pricing time, are valued at fair value in accordance with the Accounts’ Committee members approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates.

Investments in open end, non exchange-traded mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty days, are valued at fair value.

The Account invests in the Prudential Core Taxable Money Market Fund (the “Portfolio”), a portfolio of Prudential Investment Portfolios 2. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Account is available in the Account’s most recent Report of Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.  Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Prudential Variable Contract Account-10

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date May 23, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 23, 2011

*	Print the name and title of each signing officer under his or her signature.